Financial Instruments - Summary Of Portfolio of Financial Instruments Composed of Debt Instruments and DFI (Detail) $ in Thousands	Sep. 30, 2022 MXN ($)
LIBOR 1M USD
Notional Amount
Debt Notional Amount	$ 681,933
DFI Notional Amount	2,500,000
LIBOR 3M USD
Notional Amount
Debt Notional Amount	385,380
DFI Notional Amount	156,250
LIBOR 6M USD
Notional Amount
Debt Notional Amount	710,673
DFI Notional Amount	243,750
EURIBOR 3M EUR
Notional Amount
Debt Notional Amount	650,000
TIIE 28D MXN
Notional Amount
Debt Notional Amount	24,909,830
DFI Notional Amount	31,733,673
TIIE 91D MXN
Notional Amount
Debt Notional Amount	$ 21,171,037